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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2007
(UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.2%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.6%
Alabama Public School & College Authority (Series D)
5.75%                                                                08/01/13                        $5,000        $   5,264
Alabama Water Pollution Control Authority (Series A) (AMBAC Insured)
4.75%                                                                08/15/21                         5,000            5,012 (g)
City of Birmingham (Series C)
5.25%                                                                05/01/17                         3,395            3,579
City of Birmingham AL (Series B)
5.25%                                                                06/01/24                           205              212
5.25%                                                                06/01/24                         2,035            2,104 (f)
Montgomery BMC Special Care Facilities
Financing Authority (Series A) (MBIA Insured)
4.58%                                                                11/15/20                         8,375            8,630 (f,g)
Montgomery Medical Clinic Board
5.25%                                                                03/01/31 - 03/01/36              3,000            3,013
                                                                                                                      27,814

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                                                12/01/10                         2,825            3,051 (g)

ARIZONA - 2.8%
Arizona State Transportation Board (Series A)
6.00%                                                                07/01/08                         5,000            5,106
Arizona State University (FSA Insured)
5.25%                                                                07/01/15                         5,000            5,319 (g)
City of Scottsdale AZ
5.00%                                                                07/01/24                         5,000            5,112 (f)
Glendale Industrial Development Authority
5.00%                                                                12/01/42                         5,000            4,862
Maricopa County Industrial Development Authority
5.25%                                                                07/01/32                        10,000           10,314
5.50%                                                                07/01/26                         7,500            7,836
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                                06/01/16                         2,145            2,280 (g)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                                07/01/23 - 07/01/24              7,260            8,225 (g)
                                                                                                                      49,054

CALIFORNIA - 6.3%
Bay Area Toll Authority (Series F)
5.00%                                                                04/01/31                        10,000           10,343
California Educational Facilities Authority (Series T)
5.00%                                                                03/15/39                         6,500            7,057
California Health Facilities Financing Authority (Series A)
5.25%                                                                04/01/39                         5,000            5,141
Coast Community College District (FSA Insured)
4.81%                                                                08/01/33                         8,750            6,609 (b,g)
Desert Community College District (Series A) (MBIA Insured)
5.00%                                                                08/01/29                        11,300           12,018 (f,g)
Foothill-De Anza Community College District (Series A) (AMBAC
Insured)
4.50%                                                                08/01/31                         5,000            4,767 (g)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                                11/01/16 - 11/01/17             13,800           14,646 (g)
San Diego Unified School District (Series E) (FSA Insured)
5.25%                                                                07/01/17 - 07/01/19              8,795            9,425 (g)
State of California
5.00%                                                                03/01/32 - 06/01/37             35,000           35,773
University of California (Series A) (AMBAC Insured)
5.00%                                                                05/15/34                         6,000            6,153 (g)
                                                                                                                     111,932

COLORADO - 2.6%
City of Colorado Springs (Series A) (MBIA Insured)
5.38%                                                                11/15/26                        10,000           10,050 (g)
Colorado Health Facilities Authority
5.00%                                                                03/01/25                         5,000            5,009
5.25%                                                                11/15/27                         6,465            6,667
Colorado Water Resources & Power Development Authority (Series A)
5.25%                                                                09/01/17 - 09/01/18              5,880            6,191
E-470 Public Highway Authority (Series A) (MBIA Insured)
5.00%                                                                09/01/26                         4,280            4,331 (g)
5.75%                                                                09/01/35                         4,000            4,287 (g)
University of Colorado Hospital Authority (Series A)
5.25%                                                                11/15/39                         9,000            9,172
                                                                                                                      45,707

CONNECTICUT - 5.4%
City of Stamford CT
5.25%                                                                07/15/11                         3,450            3,499
City of Stamford CT (Series A)
4.60%                                                                08/01/14                         2,235            2,255 (f)
Connecticut Municipal Electric Energy Cooperative (Series A) (AMBAC
Insured)
5.00%                                                                01/01/22                        10,000           10,501 (g)
Connecticut State Clean Water Fund
4.88%                                                                09/01/19                         5,335            5,499 (f)
Connecticut State Health & Educational Facility Authority (Series
E) (FSA Insured)
5.25%                                                                03/01/32                         5,000            5,509 (g)
Connecticut State Health & Educational Facility Authority (Series
J) (MBIA Insured)
4.50%                                                                07/01/37                         5,000            4,778 (g)
Connecticut State Health & Educational Facility Authority (Series Y)
5.00%                                                                07/01/35                         6,000            6,204
Mashantucket Western Pequot Tribe (Series B)
5.70%                                                                09/01/12                         2,500            2,556 (a)
5.75%                                                                09/01/18                         9,500            9,712 (a)
South Central Regional Water Authority Water System Revenue (MBIA
Insured)
5.00%                                                                08/01/27                         6,755            6,978 (g)
State of Connecticut (MBIA Insured)
6.00%                                                                10/01/09                         5,250            5,492 (g)
State of Connecticut (Series A)
5.25%                                                                03/15/14                         3,175            3,233
State of Connecticut (Series B)
5.25%                                                                11/01/07                         6,000            6,028
State of Connecticut (Series C)
5.25%                                                                10/15/13                         1,250            1,285 (f)
State of Connecticut (Series D)
5.50%                                                                12/01/07                            75               76 (e)
5.50%                                                                12/01/08                        10,890           11,074
5.50%                                                                12/01/08                           200              203 (f)
State of Connecticut (Series E)
5.00%                                                                12/15/18                        10,000           10,624
                                                                                                                      95,506

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.25%                                                                06/01/27                         6,600            6,718 (g)
5.25%                                                                06/01/27                         2,065            2,112 (f,g)
5.75%                                                                09/15/20                         5,000            5,224 (g)
District of Columbia (Series A) (MBIA Insured)
5.25%                                                                06/01/27                         1,335            1,365 (f,g)
District of Columbia (Series B) (FSA Insured)
5.25%                                                                06/01/26                         6,900            7,027 (g)
                                                                                                                      22,446

FLORIDA - 4.3%
Alachua County Health Facilities Authority
4.46%                                                                12/01/37                         5,000            5,001 (c)
Brevard County Health Facilities Authority
5.00%                                                                04/01/34                         6,000            6,004
County of Seminole
5.00%                                                                10/01/25                         8,195            8,489
Florida State Board of Education (Series B)
5.38%                                                                06/01/16                        10,000           10,625
Florida State Board of Education (Series D)
4.50%                                                                06/01/21                         5,000            5,007
Halifax Hospital Medical Center (Series A)
5.00%                                                                06/01/38                         8,300            8,159
Hillsborough County Industrial Development Authority
5.25%                                                                10/01/41                         5,740            5,836
Hillsborough County Industrial Development Authority (Series A)
5.00%                                                                10/01/18                         5,000            5,085
5.25%                                                                10/01/24                         5,500            5,617
Hillsborough County Industrial Development Authority (Series B)
5.25%                                                                10/01/15                         5,130            5,311
North Broward Hospital District
5.70%                                                                01/15/16                         1,915            2,006
Orlando Utilities Commission
5.00%                                                                10/01/19                         3,000            3,149
South Miami Health Facilities Authority
5.25%                                                                11/15/33                         6,380            6,739
                                                                                                                      77,028

GEORGIA - 5.0%
City of Atlanta GA (FSA Insured)
5.75%                                                                11/01/27                         5,000            5,826 (g)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                                01/01/33                         4,000            4,183 (g)
City of Augusta GA (FSA Insured)
5.25%                                                                10/01/34                         8,500            8,932 (g)
County of Fulton GA (FGIC Insured)
5.00%                                                                01/01/30                         5,000            5,156 (g)
5.25%                                                                01/01/35                        10,500           10,975 (g)
De Kalb County GA
5.00%                                                                10/01/28                         6,500            6,722 (f)
De Kalb County Ga (Series B) (FSA Insured)
5.25%                                                                10/01/32                        15,000           16,417 (g)
Fayette County School District (FSA Insured)
4.76%                                                                03/01/22                         2,520            2,175 (b,g)
4.80%                                                                03/01/23                         2,290            1,975 (b,g)
Fulton County Development Authority
5.00%                                                                06/01/32                         6,595            6,787
Henry County Hospital Authority (MBIA Insured)
5.00%                                                                07/01/24                         1,865            1,945 (g)
Marietta Development Authority
5.00%                                                                09/15/29                         2,365            2,419
Private Colleges & Universities Authority
5.25%                                                                06/01/18 - 06/01/20              5,250            5,511
Private Colleges & Universities Authority (Series A)
6.00%                                                                06/01/21                         2,410            2,543
Private Colleges & Universities Facilities Authority (MBIA Insured)
6.50%                                                                11/01/15                         4,010            4,534 (e,g)
State of Georgia (Series C)
6.50%                                                                04/01/08                            15               15 (e)
State of Georgia (Series D)
6.50%                                                                08/01/08                         2,500            2,572
                                                                                                                      88,687

HAWAII - 0.5%
City & County of Honolulu HI (Series A)
6.00%                                                                01/01/12                         1,265            1,365
6.00%                                                                01/01/12                           735              795 (e)
State of Hawaii (FSA Insured)
5.75%                                                                02/01/14                         6,500            7,132 (g)
                                                                                                                       9,292

IDAHO - 1.1%
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%                                                                07/15/22 - 07/15/24             18,000           18,905 (g)

ILLINOIS - 2.8%
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                                11/15/26                        10,000           10,707 (f,g)
Illinois Educational Facilities Authority (Series A) (AMBAC Insured)
5.70%                                                                07/01/24                        10,000           10,200 (f,g)
Illinois Finance Authority (Series A)
5.50%                                                                08/15/43                         5,000            5,304
Illinois Health Facilities Authority
6.13%                                                                11/15/22                         3,500            3,741 (f)
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.57%                                                                06/15/19                         4,000            3,339 (b,g)
4.66%                                                                06/15/22                         4,505            2,974 (b,g)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%                                                                10/01/21                         4,000            4,274 (g)
University of Illinois (FGIC Insured)
5.25%                                                                04/01/32                         5,960            6,224 (f,g)
5.25%                                                                04/01/32                         2,540            2,626 (g)
                                                                                                                      49,389

INDIANA - 1.5%
Delaware County Hospital Authority
5.25%                                                                08/01/36                         3,250            3,297
Indiana Health & Educational Facilities Finance Authority (Series A)
5.25%                                                                02/15/40                        10,000           10,250
Indiana Health Facility Financing Authority (Series A) (AMBAC
Insured)
5.38%                                                                03/01/34                         5,500            5,784 (g)
Indiana Transportation Finance Authority
5.50%                                                                12/01/20                         5,000            5,251 (f)
Indianapolis Local Public Improvement Bond Bank (Series A)
6.00%                                                                01/01/15                         2,425            2,567 (f)
                                                                                                                      27,149

KANSAS - 0.2%
University of Kansas Hospital Authority
5.63%                                                                09/01/32                         4,150            4,459

KENTUCKY - 1.7%
Kentucky Turnpike Authority (Series B) (AMBAC Insured)
5.00%                                                                07/01/26                         5,000            5,225 (g)
Louisville & Jefferson County Metropolitan Government
5.25%                                                                10/01/36                        19,000           19,389
University of Kentucky (Series Q) (FGIC Insured)
5.25%                                                                05/01/20                         4,545            4,708 (f,g)
                                                                                                                      29,322

LOUISIANA - 1.7%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                                07/01/33                        10,925           11,405 (g)
Louisiana Public Facilities Authority (Series A) (MBIA Insured)
5.38%                                                                05/15/16                         7,870            8,340 (g)
Parish of St. John Baptist (Series A)
5.13%                                                                06/01/37                        10,000           10,089
                                                                                                                      29,834

MAINE - 1.4%
Maine Health & Higher Educational Facilities Authority (Series A)
(MBIA Insured)
5.00%                                                                07/01/29                        10,300           10,615 (g)
Maine Health & Higher Educational Facilities Authority (Series C)
5.13%                                                                07/01/31                         5,000            5,131
Maine Health & Higher Educational Facilities Authority (Series D)
(FSA Insured)
5.50%                                                                07/01/23                            55               55 (g)
Maine Municipal Bond Bank (Series B)
5.50%                                                                11/01/21                         3,325            3,530
Maine Municipal Bond Bank (Series C) (FSA Insured)
5.35%                                                                11/01/18                         5,310            5,470 (f,g)
                                                                                                                      24,801

MARYLAND - 1.8%
County of Prince Georges MD (Series A)
5.00%                                                                10/01/22                         6,820            7,189
Maryland Health & Higher Educational Facilities Authority
5.25%                                                                05/15/46                         7,000            7,139
Maryland State Health & Higher Educational Facilities Authority
5.13%                                                                11/15/34                         7,200            7,430
University System of Maryland (Series A)
5.25%                                                                04/01/17                         4,380            4,593
5.25%                                                                04/01/17                         5,655            5,960 (f)
                                                                                                                      32,311

MASSACHUSETTS - 4.4%
Commonwealth of Massachusetts (Series B)
5.50%                                                                11/01/08                        18,035           18,428
Massachusetts Bay Transportation Authority (Series A) (MBIA Insured)
4.75%                                                                03/01/16                         4,500            4,563 (g)
Massachusetts State Turnpike Authority (Series B) (MBIA Insured)
5.13%                                                                01/01/23 - 01/01/37             20,500           20,841 (g)
Massachusetts State Water Pollution Abatement (Series 6)
5.63%                                                                08/01/18                         6,885            7,289 (f)
Massachusetts State Water Resources Authority (Series A)
6.50%                                                                07/15/08 - 07/15/19             23,370           25,990
                                                                                                                      77,111

MICHIGAN - 2.8%
Detroit MI (Series A) (FSA Insured)
5.25%                                                                07/01/21 - 07/01/22              4,545            4,953 (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                                07/01/27                         7,145            7,207 (g)
Detroit MI (Series D) (MBIA Insured)
5.00%                                                                07/01/33                        10,000           10,307 (g)
Grand Rapids MI (FGIC Insured)
5.25%                                                                01/01/17                         3,000            3,123 (g)
Kent Hospital Finance Authority (Series A)
5.25%                                                                07/01/30                         7,845            7,942
Michigan Municipal Bond Authority
5.25%                                                                10/01/17                         6,465            6,821
Michigan State Hospital Finance Authority
5.38%                                                                12/01/30                         2,000            2,074
Michigan State Trunk Line (Series A) (MBIA Insured)
5.00%                                                                11/01/26                         4,000            4,080 (g)
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                                05/01/24                         2,650            2,703 (f,g)
                                                                                                                      49,210

MINNESOTA - 0.5%
Minneapolis & St. Paul Metropolitan Airports Commission (Series A)
(AMBAC Insured)
5.00%                                                                01/01/30                         8,500            8,635 (g)

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                                09/01/14                         7,500            8,145

MISSOURI - 0.1%
Missouri State Health & Educational Facilities Authority
5.25%                                                                05/15/23                         2,300            2,382

NEBRASKA - 0.3%
Central Plains Energy Project
4.24%                                                                12/01/26                         5,000            4,999 (c)

NEVADA - 0.9%
County of Clark NV
5.50%                                                                07/01/20                         7,565            7,895 (f)
County of Clark NV (MBIA Insured)
5.50%                                                                07/01/30                         6,500            6,787 (f,g)
Las Vegas Special Improvement District No 707 (Series A) (FSA
Insured)
5.55%                                                                06/01/16                         1,810            1,872 (g)
                                                                                                                      16,554

NEW JERSEY - 7.8%
Cape May County Municipal Utilities Authority (Series A) (FSA
Insured)
5.75%                                                                01/01/15 - 01/01/16              8,500            9,437 (g)
Essex County Improvement Authority (FSA Insured)
5.25%                                                                12/15/17                        10,000           10,628 (g)
New Jersey Economic Development Authority
5.75%                                                                06/15/29                         3,000            3,188
New Jersey State Educational Facilities Authority
5.25%                                                                07/01/32                         2,625            2,682
New Jersey State Educational Facilities Authority (Series D)
5.25%                                                                07/01/19                         4,000            4,385
New Jersey State Educational Facilities Authority (Series F)
4.50%                                                                07/01/30                         4,000            3,960
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                                01/01/16                         7,910            8,955 (g)
6.50%                                                                01/01/16                        42,050           47,766 (e,g)
New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%                                                                12/15/14                         4,610            5,112 (e,g)
5.75%                                                                12/15/14                         1,390            1,537 (g)
New Jersey Transportation Trust Fund Authority (Series C)
5.50%                                                                06/15/19 - 06/15/24             31,280           33,722 (f)
New Jersey Wastewater Treatment Trust (Series C)
6.88%                                                                06/15/08                         5,905            6,074
                                                                                                                     137,446

NEW MEXICO - 0.6%
New Mexico Hospital Equipment Loan Council (Series A)
5.50%                                                                08/01/25 - 08/01/30             10,750           11,429 (f)

NEW YORK - 9.8%
City of New York (Series B)
5.25%                                                                08/01/13                         1,475            1,491
City of New York NY (Series J)
5.00%                                                                06/01/26 - 06/01/28             25,270           26,055
Dutchess County Industrial Development Agency
4.50%                                                                08/01/36                         5,000            4,670
Hudson Yards Infrastructure Corp. (Series A) (FGIC Insured)
5.00%                                                                02/15/47                        17,500           17,997 (g)
New York City Industrial Development Agency (AMBAC Insured)
5.00%                                                                01/01/36                         3,000            3,108 (g)
New York City Industrial Development Agency (FGIC Insured)
5.00%                                                                03/01/46                         7,500            7,710 (g)
New York City Industrial Development Agency (MBIA Insured)
5.00%                                                                03/01/36                         4,000            4,139 (g)
New York City Municipal Water Finance Authority
5.50%                                                                06/15/33                         5,000            5,274 (f)
New York City Transitional Finance Authority
5.50%                                                                11/01/19 - 05/01/25             19,070           19,968 (f)
6.00%                                                                11/15/19                         3,750            4,001 (f)
New York City Transitional Finance Authority (Series A)
5.30%                                                                11/15/09                         1,000            1,034 (e)
New York City Transitional Finance Authority (Series B)
5.50%                                                                11/15/11                         1,250            1,314
6.00%                                                                11/15/10 - 11/15/11              2,545            2,715 (f)
New York City Transitional Finance Authority (Series C)
5.50%                                                                05/01/25                            30               31 (f)
New York State Dormitory Authority (Series 1)
5.00%                                                                07/01/35                        11,850           12,108
New York State Dormitory Authority (Series A)
4.92%                                                                07/01/39                         4,000            3,161 (b)
5.00%                                                                07/01/25                         2,550            2,633
New York State Dormitory Authority (Series B)
5.25%                                                                11/15/23                        10,400           10,917
5.38%                                                                07/01/20                         3,695            3,933 (f)
6.50%                                                                08/15/10                         3,490            3,746
6.50%                                                                08/15/10                             5                5 (e)
New York State Dormitory Authority (Series C)
5.00%                                                                12/15/18 - 12/15/19             15,485           16,417
New York State Dormitory Authority (Series D)
7.00%                                                                07/01/09                         3,000            3,084 (e)
New York State Environmental Facilities Corp.
5.50%                                                                06/15/13                        10,000           10,819
New York State Urban Development Corp.
5.50%                                                                07/01/16                         6,370            6,441
5.50%                                                                07/01/16                           630              641 (f)
                                                                                                                     173,412

NORTH CAROLINA - 1.6%
Cary NC
5.00%                                                                03/01/21                         2,400            2,512
City of Charlotte NC
5.60%                                                                06/01/20                         2,800            2,980 (f)
City of Charlotte NC (Series C)
5.00%                                                                07/01/24                         1,460            1,514
City of Greensboro
5.25%                                                                06/01/23                         3,185            3,504
Mecklenburg County NC (Series B)
4.50%                                                                02/01/15                        14,000           14,334 (f)
University of North Carolina (Series A) (MBIA Insured)
5.00%                                                                10/01/18                         2,750            2,923 (g)
                                                                                                                      27,767

OHIO - 3.5%
County of Cuyahoga OH
6.00%                                                                01/01/32                        10,000           10,796
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                                12/01/19                         4,250            4,439 (g)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                                12/01/32                         1,520            1,571 (g)
5.25%                                                                12/01/32                         5,980            6,237 (f,g)
Franklin County OH (Series C)
5.00%                                                                05/15/21                         2,685            2,767
5.25%                                                                05/15/24                         1,400            1,456
Ohio State Higher Educational Facility Commission
5.20%                                                                11/01/26                         9,450            9,994
Ohio State University (Series A)
5.25%                                                                12/01/11                         3,150            3,317
Ohio State Water Development Authority
5.50%                                                                12/01/20                         5,000            5,364 (f)
State of Ohio
5.00%                                                                11/01/32                         3,600            3,735
State of Ohio (Series A)
4.75%                                                                06/15/18                         3,690            3,775 (f)
Steubenville
4.56%                                                                10/01/30                         6,000            6,000 (c)
Steubenville Oh
6.38%                                                                10/01/20                         1,660            1,783
                                                                                                                      61,234

OKLAHOMA - 1.0%
Claremore Public Works Authority (Series A) (FSA Insured)
5.25%                                                                06/01/34                         6,315            6,661 (g)
Oklahoma Transportation Authority (Series A) (AMBAC Insured)
5.25%                                                                01/01/15                         8,005            8,412 (g)
5.25%                                                                01/01/15                         1,120            1,178 (f,g)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                                10/01/22                         2,000            2,021 (g)
                                                                                                                      18,272

PENNSYLVANIA - 4.2%
Allegheny County Hospital Development Authority
5.00%                                                                11/15/28                         4,700            4,527
Montgomery County Higher Education & Health Authority (AMBAC
Insured)
5.00%                                                                10/01/09                         2,405            2,435 (g)
5.10%                                                                10/01/10                         2,670            2,704 (g)
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%                                                                07/01/17                         3,100            3,337 (g)
Pennsylvania State Higher Educational Facilities Authority
5.50%                                                                07/15/38                        10,750           10,940 (f)
6.00%                                                                05/01/30                         5,000            5,256
Pennsylvania Turnpike Commission (Series A) (AMBAC Insured)
5.00%                                                                12/01/23                         1,665            1,709 (f,g)
5.00%                                                                12/01/23                           460              470 (g)
5.00%                                                                12/01/23                         2,875            2,937 (e,g)
5.25%                                                                12/01/32                        12,695           13,477 (g)
Philadelphia Authority for Industrial Development
5.25%                                                                09/01/36                         1,750            1,806
Philadelphia Hospitals & Higher Education Facilities Authority
4.50%                                                                07/01/37                         5,000            4,643
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                                12/01/10                           520              541 (f,g)
5.45%                                                                12/01/11                           440              459 (f,g)
5.55%                                                                12/01/12                         1,015            1,061 (f,g)
5.60%                                                                12/01/13                         1,125            1,177 (f,g)
5.70%                                                                12/01/14                         1,245            1,306 (f,g)
5.75%                                                                12/01/15 - 12/01/16              2,330            2,448 (f,g)
Southcentral General Authority
5.38%                                                                05/15/28                         4,100            4,342 (f)
5.38%                                                                05/15/28                           900              953 (e)
State Public School Building Authority (FSA Insured)
5.25%                                                                06/01/27                         8,000            8,517 (g)
                                                                                                                      75,045

PUERTO RICO - 0.2%
Children's Trust Fund
5.75%                                                                07/01/20                         3,860            3,969 (f)

SOUTH CAROLINA - 7.0%
Beaufort County SC (MBIA Insured)
5.50%                                                                06/01/17 - 06/01/18              4,150            4,435 (g)
Berkeley County School District
5.25%                                                                12/01/24                        15,000           15,543
Charleston Educational Excellence Finance Corp.
5.25%                                                                12/01/27 - 12/01/30             24,000           25,082
City of Greenville SC
5.13%                                                                02/01/22                         5,195            5,384
Greenville County School District
5.25%                                                                12/01/21                         2,000            2,087
5.50%                                                                12/01/28                        16,725           18,060 (f)
Lexington County SC
5.50%                                                                11/01/13                         5,000            5,326
South Carolina Educational Facilities Authority (Series A)
5.00%                                                                10/01/38                         8,000            8,154
South Carolina State Public Service Authority (Series B) (FSA
Insured)
5.13%                                                                01/01/32                        17,000           17,518 (g)
5.50%                                                                01/01/36                         5,000            5,307 (g)
South Carolina Transportation Infrastructure Bank (Series A) (MBIA
Insured)
5.50%                                                                10/01/30                        11,000           11,489 (f,g)
South Carolina Transportation Infrastructure Bank (Series B) (AMBAC
Insured)
5.20%                                                                10/01/22                         5,000            5,245 (g)
                                                                                                                     123,630

TENNESSEE - 1.7%
Johnson City Health & Educational Facilities Board (Series A)
5.50%                                                                07/01/36                         5,000            5,194
Knox County Health Educational & Housing Facilities Board
5.25%                                                                04/01/36                        10,000           10,106
Knox County Health Educational & Housing Facilities Board (Series
B) (MBIA Insured)
7.25%                                                                01/01/09                         4,500            4,714 (g)
Tennessee Energy Acquisition Corp. (Series A)
5.25%                                                                09/01/23                        10,000           10,676
                                                                                                                      30,690

TEXAS - 5.1%
City of Austin TX
5.38%                                                                09/01/16 - 09/01/17             10,350           10,669 (f)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                                11/15/16                         5,450            6,007 (g)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                                08/15/20                         4,675            4,765 (g)
City of Fort Worth TX
5.00%                                                                02/15/18                         2,800            2,820 (f)
City of Houston (Series B) (FGIC Insured)
5.25%                                                                12/01/21                        20,000           20,315 (f,g)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                                05/15/22                        16,000           16,836 (g)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                                12/01/14                         5,000            5,411 (f,g)
City of Plano TX
4.88%                                                                09/01/19                         1,500            1,531 (f)
McKinney Independent School District
5.25%                                                                02/15/20                         2,000            2,119
North Central Texas Health Facility Development Corp.
5.13%                                                                05/15/22                         4,500            4,565
San Antonio Independent School District (Series A)
5.38%                                                                08/15/19 - 08/15/20              6,250            6,583 (f)
University of Houston (MBIA Insured)
5.50%                                                                02/15/30                         8,000            8,311 (f,g)
                                                                                                                      89,932

UTAH - 0.3%
City of Salt Lake City UT
5.13%                                                                06/15/19                         3,715            3,891
Murray UT (MBIA Insured)
4.75%                                                                05/15/20                         2,285            2,287 (g)
                                                                                                                       6,178

VERMONT - 0.1%
University of Vermont & State Agricultural College (AMBAC Insured)
5.13%                                                                10/01/27                         1,000            1,039 (g)

VIRGINIA - 0.7%
Chesterfield County Industrial Development Authority
5.88%                                                                06/01/17                         3,000            3,173
City of Norfolk VA (MBIA Insured)
5.88%                                                                11/01/20                         1,920            1,933 (g)
Virginia Commonwealth Transportation Board (Series A)
5.75%                                                                05/15/21                         1,945            2,029 (f)
Virginia Resources Authority (Series A)
5.13%                                                                11/01/34                         5,000            5,225
                                                                                                                      12,360

WASHINGTON - 1.8%
County of King
5.50%                                                                12/01/13                           970            1,049 (e)
5.80%                                                                12/01/12                        10,000           10,279 (f)
County of King WA
5.50%                                                                12/01/13                         5,235            5,659
5.50%                                                                12/01/13                         3,795            4,105 (e)
Seattle Museum Development Authority
5.13%                                                                04/01/31                        10,000           10,411
                                                                                                                      31,503

WEST VIRGINIA - 0.3%
West Virginia Housing Development Fund (Series B)
5.30%                                                                05/01/24                         4,000            4,083
West Virginia Housing Development Fund (Series C)
5.35%                                                                11/01/27                         1,275            1,304
                                                                                                                       5,387

WISCONSIN - 0.8%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                                07/01/14                         2,990            3,219 (g)
State of Wisconsin (Series A)
5.30%                                                                07/01/18                         5,800            6,024 (f)
Wisconsin State Health & Educational Facilities Authority (MBIA
Insured)
5.25%                                                                08/15/27                         5,000            5,074 (g)
                                                                                                                      14,317

TOTAL INVESTMENT IN SECURITIES                                                                                     1,737,333
(COST $1,689,983)

                                                                                                 NUMBER OF
                                                                                                   SHARES
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
5.55%                                                                                             1,979,657       $    1,980  (b,d)
(COST $1,980)

TOTAL INVESTMENTS                                                                                                  1,739,313
(COST $1,691,962)

OTHER ASSETS AND LIABLITES,  NET - 1.7%                                                                               29,701
                                                                                                                  ----------
NET ASSETS - 100.0%                                                                                               $1,769,014
                                                                                                                  ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30,2007 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30,2007, these securities amounted to $12,268 or 0.69% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)      Coupon amount represents effective yield.

(c) Variable or floating rate security. The stated rate represents the rate at June 30,2007.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and intereston the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30,2007 (as a percentage of net assets) as follows:



         MBIA              14.11%
         AMBAC             11.66%
         FSA                9.86%
         FGIC               5.75%



+        Percentages are based on net assets as of June 30,2007.

         Abbreviations:

AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
MBIA     Municipal Bond Investors Assurance Corporation
STRIPS   Separate Trading of Registered Interest and Principal of Security



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 22, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 22, 2007